Segment information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of geographical areas [line items]
Revenue	$ 34,936	$ 25,631	$ 66,991	$ 47,373
North America
Disclosure of geographical areas [line items]
Revenue	26,437	18,917	50,292	34,139
Rest of World
Disclosure of geographical areas [line items]
Revenue	$ 8,499	$ 6,714	$ 16,699	$ 13,234